Loans and Accounts Receivable From Customers - Schedule of Loan Portfolio Before Allowances for Loan Losses by Customer Economic (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets			$ 20,143,785	$ 20,143,785
Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	$ 23,134,814	$ 21,482,490		20,382,605
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	15,460,544	14,366,900		$ 13,716,546
Loans and receivables from customers, net [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	$ 23,134,814	$ 21,482,490
Financial assets percentage	100.00%	100.00%
Loans and receivables from customers, net [member] | Gross assets [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 17,343,198	$ 15,847,709
Loans and receivables from customers, net [member] | Gross assets [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	5,791,616	5,634,781
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 15,460,544	$ 14,366,900
Financial assets percentage	66.82%	66.88%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 11,208,359	$ 10,243,761
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	4,252,185	4,123,139
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Manufacturing [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,099,739	$ 1,097,211
Financial assets percentage	4.75%	5.11%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Manufacturing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 988,739	$ 982,497
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Manufacturing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	111,000	114,714
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Mining [member]
Disclosure of financial assets [line items]
Financial assets	$ 551,615	$ 677,777
Financial assets percentage	2.38%	3.16%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Mining [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 292,263	$ 424,883
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Mining [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	259,352	252,894
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Electricity, gas and water [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,125,541	$ 957,373
Financial assets percentage	4.87%	4.46%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Electricity, gas and water [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 685,749	$ 600,667
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Electricity, gas and water [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	439,792	356,706
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Agriculture and livestock [member]
Disclosure of financial assets [line items]
Financial assets	$ 483,943	$ 346,369
Financial assets percentage	2.09%	1.61%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Agriculture and livestock [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 309,648	$ 207,271
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Agriculture and livestock [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	174,295	139,098
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Forestry and wood extraction [member]
Disclosure of financial assets [line items]
Financial assets	$ 53,328	$ 29,683
Financial assets percentage	0.23%	0.14%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Forestry and wood extraction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 48,192	$ 24,511
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Forestry and wood extraction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	5,136	5,172
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Fishing [member]
Disclosure of financial assets [line items]
Financial assets	$ 46,902	$ 3,475
Financial assets percentage	0.20%	0.02%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Fishing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 42,397	$ 1,945
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Fishing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	4,505	1,530
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Transport [member]
Disclosure of financial assets [line items]
Financial assets	$ 559,271	$ 700,401
Financial assets percentage	2.42%	3.26%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Transport [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 478,737	$ 509,354
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Transport [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	80,534	191,047
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Communications [member]
Disclosure of financial assets [line items]
Financial assets	$ 34,926	$ 86,077
Financial assets percentage	0.15%	0.40%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Communications [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 25,209	$ 23,886
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Communications [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	9,717	62,191
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Construction [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,106,829	$ 1,746,626
Financial assets percentage	9.11%	8.13%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Construction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,757,874	$ 1,436,096
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Construction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	348,955	310,530
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Commerce [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,129,179	$ 1,620,108
Financial assets percentage	9.20%	7.54%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Commerce [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,439,969	$ 861,291
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Commerce [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	689,210	758,817
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Services [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,944,571	$ 3,872,060
Financial assets percentage	17.05%	18.02%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Services [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,864,307	$ 2,735,023
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Services [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	1,080,264	1,137,037
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,324,700	$ 3,229,740
Financial assets percentage	14.37%	15.03%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Others [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,275,275	$ 2,436,337
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Others [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	1,049,425	793,403
Loans and receivables from customers, net [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 4,876,041	$ 4,445,827
Financial assets percentage	21.08%	20.70%
Loans and receivables from customers, net [member] | Gross assets [member] | Mortgages loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 4,211,094	$ 3,852,962
Loans and receivables from customers, net [member] | Gross assets [member] | Mortgages loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	664,947	592,865
Loans and receivables from customers, net [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,798,229	$ 2,669,763
Financial assets percentage	12.10%	12.43%
Loans and receivables from customers, net [member] | Gross assets [member] | Consumer loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,923,745	$ 1,750,986
Loans and receivables from customers, net [member] | Gross assets [member] | Consumer loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 874,484	$ 918,777